Pay vs Performance Disclosure - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (215,678)	$ 133,938	$ (284,515)	$ (178,836)	$ (81,740)	$ (463,351)